Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2020
Registrant Name	dei_EntityRegistrantName	FIDELITY NEW YORK MUNICIPAL TRUST II
Central Index Key	dei_EntityCentralIndexKey	0000878663
Investment Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 20, 2020
Document Effective Date	dei_DocumentEffectiveDate	May 20, 2020
Prospectus Date	rr_ProspectusDate	Mar. 31, 2020